Debt - Additional Information (Detail) ₩ / shares in Units, $ / shares in Units, $ in Thousands, ₩ in Billions				1 Months Ended								2 Months Ended	3 Months Ended	12 Months Ended
	May 15, 2020 USD ($) shares	May 15, 2020 KRW (₩) shares	Aug. 01, 2019	Sep. 30, 2020 USD ($)	Sep. 30, 2020 KRW (₩)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 KRW (₩)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 KRW (₩)	May 31, 2019 USD ($)	May 31, 2019 KRW (₩)	Jun. 30, 2020 USD ($) shares	Mar. 31, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2020 ₩ / shares	Jan. 01, 2020 USD ($)	Jan. 01, 2020 KRW (₩)	May 31, 2019 KRW (₩)	Dec. 31, 2017 KRW (₩) ₩ / shares shares	May 31, 2017 USD ($) shares	May 31, 2017 KRW (₩) ₩ / shares shares
Debt Instrument [Line Items]
Repayment of related party debt														$ 42,371
Debt instrument converted into equity amount stock value														$ 187,095
Stic [Member]
Debt Instrument [Line Items]
Internal rate of return percentage															8.00%
Percentage of shares issuable in initial public offer															50.00%					50.00%
2.5% Convertible bonds due 2024 [Member] | Stic [Member]
Debt Instrument [Line Items]
Debt instrument face amount															$ 185,000					₩ 210.0
Convertible bonds long term rate of interest															2.50%					2.50%
Debt instrument year of maturity															2024
Debt instrument conversion price per share | ₩ / shares																₩ 293,600				₩ 293,600
Debt instrument number of shares issuable on conversion															715,258
Debt instrument shares issued on conversion | shares												715,258
Coupon interest payable						$ 900						$ 900
Coupon yield to maturity return						4,500						$ 4,500
Debt instrument converted into equity amount	$ 187,100	₩ 229.7
Debt instrument converted into equity amount stock value	5,800	7.2
Debt instrument converted into equity amount recorded in additional paid in capital	181,300	222.5
2.5% Convertible bonds due 2024 [Member] | Stic [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Debt instrument face amount															$ 193,000
2.5% Non convertible bonds due 2024 [Member] | Stic [Member]
Debt Instrument [Line Items]
Debt instrument face amount															$ 79,000					₩ 90.0	$ 83,000	₩ 90.0
Convertible bonds long term rate of interest															2.50%					2.50%
Debt instrument year of maturity															2024
Class of warrants or rights number of shares covered by the warrants or rights | shares															306,540					306,540	306,539	306,539
Class of warrants or rights conversion price per share | (per share)															$ 270					₩ 293,600		₩ 293,600
Long term debt instrument maturity date															May 26, 2024					May 26, 2024
Coupon interest payable quarterly percentage														5.00%	0.625%
Coupon yield to maturity return percentage														5.00%
Long term debt default rate of interest														9.00%
Debt instrument converted into equity amount	64,400	79.0
Debt instrument converted into equity amount stock value	2,500	3.1
Debt instrument converted into equity amount recorded in additional paid in capital	$ 61,900	₩ 75.9
Class of warrants of rights the date from which the rights are excercisable														May 25, 2018
Class of warrants or rights maturity date																Apr. 26, 2024
Stock shares issued during the period warrant excercises | shares	306,539	306,539
Payment of accrued coupon interest	$ 300
Forefeiture of unpaid yield to maturity interest	$ 1,900
2.5% Non convertible bonds due 2024 [Member] | Stic [Member] | Possible Premature Redemption [Member]
Debt Instrument [Line Items]
Long term debt instrument maturity date															May 26, 2022					May 26, 2022
2.5% Non convertible bonds due 2024 [Member] | Stic [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Debt instrument face amount															$ 83,000
Class of warrants or rights number of shares covered by the warrants or rights | shares															306,539					306,539
3.5% senior notes due in 2020 [Member]
Debt Instrument [Line Items]
Debt instrument face amount										$ 74,000									₩ 80.0
Convertible bonds long term rate of interest										3.50%									3.50%
Debt instrument year of maturity			2020
Debt instrument periodic payment principal								$ 18,000	₩ 20.0
Debt instrument terms of interest payment			Quarterly interest
4.3% senior note [Member]
Debt Instrument [Line Items]
Convertible bonds long term rate of interest										4.30%									4.30%
Proceeds from senior notes										$ 18,000	₩ 20.0
4.6% senior notes due to related parties in 2024 [Member]
Debt Instrument [Line Items]
Debt instrument face amount																	$ 92,000	₩ 100.0
Related party transaction rate of interest													4.60%	4.60%
Long term debt instrument maturity date																	May 27, 2024	May 27, 2024
4.6% senior notes due to related parties in 2024 [Member] | Principal [Member]
Debt Instrument [Line Items]
Repayment of related party debt				$ 18,000	₩ 20.0	28,000	₩ 30.0
4.6% senior notes due to related parties in 2024 [Member] | Interest [Member]
Debt Instrument [Line Items]
Repayment of related party debt				$ 1,000	₩ 1.2	$ 2,600	₩ 3.1